EQUITY (Details-Issued Capital) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Authorized:
10,000,000 preferred shares, no par value
200,000,000 common shares, no par value
Ordinary shares issued and fully paid:
June 30, 2021: 37,948,082, December 31, 2020: 33,988,082, common shares, no par value	$ 65,352	¥ 421,988	¥ 390,297